TETON Westwood Mighty Mites Fund
Schedule of Investments—December 31, 2024 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 99 .8%
Aerospace and Defense — 2 .1%
72,500 Allient Inc. .......................................................... $ 1,760,300
87,000 Avio SpA ............................................................ 1,252,653
92,000 Innovative Solutions and Support Inc. † ........... 785,680
6,700 Kratos Defense & Security Solutions Inc. † ...... 176,746
58,400 Park Aerospace Corp. ........................................ 855,560
4,830,939
Agriculture — 1 .5%
215 J.G. Boswell Co. .................................................. 117,605
135,000 Limoneira Co. .................................................... 3,302,100
4,700 S&W Seed Co. † .................................................. 37,459
3,457,164
Automotive — 1 .8%
10,000 Rush Enterprises Inc. , Cl. A .............................. 547,900
52,400 Rush Enterprises Inc. , Cl. B ............................... 2,852,656
43,800 Wabash National Corp. ..................................... 750,294
4,150,850
Automotive: Parts and Accessories — 2 .7%
54,228 Commercial Vehicle Group Inc. † ...................... 134,486
24,750 Dana Inc. ............................................................ 286,110
50,000 Garrett Motion Inc. † .......................................... 451,500
3,000 Modine Manufacturing Co. † ............................ 347,790
7,800 Motorcar Parts of America Inc. † ....................... 59,280
80,000 Puradyn Filter Technologies Inc. † .................... 8
33,200 Standard Motor Products Inc. .......................... 1,028,536
93,660 Strattec Security Corp. † ..................................... 3,858,792
20,500 Titan International Inc. † .................................... 139,195
6,305,697
Aviation: Parts and Services — 4 .8%
172,000 Astronics Corp. † ................................................ 2,745,120
23,896 Astronics Corp. , Cl. B † ...................................... 383,889
128,000 Ducommun Inc. † ............................................... 8,148,480
11,277,489
Broadcasting — 1 .3%
2,600 Beasley Broadcast Group Inc. , Cl. A † ............... 24,128
10,000 Corus Entertainment Inc. , Cl. B † ...................... 626
30,280 Dish TV India Ltd. , GDR † ................................. 3,028
248,240 Gray Television Inc. ........................................... 781,956
87,000 Gray Television Inc. , Cl. A ................................ 634,230
28,400 Sinclair Inc. ......................................................... 458,376
117,000 Townsquare Media Inc. , Cl. A .......................... 1,063,530
2,965,874
Building and Construction — 4 .2%
59,059 Armstrong Flooring Inc. † .................................. 0
59,500 Gibraltar Industries Inc. † .................................. 3,504,550
4,700 Granite Construction Inc. .................................. 412,237
400 Herc Holdings Inc. ............................................. 75,732
9,000 INNOVATE Corp. † ............................................ 44,460
7,000 MYR Group Inc. † ............................................... 1,041,390
21,900 The Monarch Cement Co. ................................. 4,781,624
9,859,993
Business Services — 1 .8%
36,900 Du-Art Film Laboratories Inc. † (a) .................... 44,501
4,100 Du-Art Film Laboratories Inc. † (a) .................... 4,945
3,000 ICF International Inc. ........................................ 357,630
31,000 OPENLANE Inc. † .............................................. 615,040
2,298,900 Trans-Lux Corp. † (b) .......................................... 974,734
32,000 Viad Corp. † ........................................................ 1,360,320
Shares
Market
Value
20,000 Willdan Group Inc. † .......................................... $ 761,800
4,118,970
Communications — 0 .2%
30,000 Ooma Inc. † ......................................................... 421,800
Communications Equipment — 0 .7%
51,000 Anterix Inc. † ....................................................... 1,564,170
Computer Software and Services — 1 .7%
40,000 3D Systems Corp. † ............................................. 131,200
518,000 Alithya Group Inc. , Cl. A † ................................ 536,130
4,000 Cardlytics Inc. † .................................................. 14,840
45,000 DHI Group Inc. † ................................................ 79,650
8,000 Digi International Inc. † ..................................... 241,840
69,000 Logility Supply Chain Solutions Inc. , Cl. A ..... 764,520
10,000 Materialise NV , ADR † ....................................... 70,400
111,500 Mitek Systems Inc. † ........................................... 1,240,995
24,600 Playstudios Inc. † ................................................ 45,756
10,000 Red Violet Inc. † .................................................. 362,000
1,000 Tyler Technologies Inc. † .................................... 576,640
4,063,971
Consumer Products — 2 .2%
13,000 Acme United Corp. ............................................ 485,290
10,000 Bassett Furniture Industries Inc. ....................... 138,300
900,000 Goodbaby International Holdings Ltd. † .......... 103,133
5,000 Johnson Outdoors Inc. , Cl. A ............................ 165,000
159,000 Lifetime Brands Inc. .......................................... 939,690
248,000 Marine Products Corp. ...................................... 2,274,160
4,000 MarineMax Inc. † ................................................ 115,800
8,700 Oil-Dri Corp. of America .................................. 762,468
5,700 PC Group Inc. † (a) .............................................. 0
2,200,000 Playmates Holdings Ltd. ................................... 161,460
5,145,301
Consumer Services — 0 .7%
141,000 1-800-Flowers.com Inc. , Cl. A † ......................... 1,151,970
63,400 Bowlin Travel Centers Inc. † .............................. 248,845
3,500 Carriage Services Inc. ........................................ 139,475
1,540,290
Diversified Industrial — 13 .9%
159,500 American Outdoor Brands Inc. † ....................... 2,430,780
112,000 Ampco-Pittsburgh Corp. † ................................. 234,080
169,900 Burnham Holdings Inc. , Cl. A (b) ...................... 2,361,610
32,500 Columbus McKinnon Corp. .............................. 1,210,300
151,591 Distribution Solutions Group Inc. † .................. 5,214,731
68,000 Graham Corp. † .................................................. 3,023,960
1,000 Griffon Corp. ...................................................... 71,270
17,000 Haulotte Group SA † .......................................... 46,841
400 Hyster-Yale Inc. .................................................. 20,372
193,000 Intevac Inc. † ....................................................... 656,200
156,037 L.B. Foster Co. , Cl. A † ........................................ 4,197,395
5,600 MSA Safety Inc. .................................................. 928,312
399,000 Myers Industries Inc. ......................................... 4,404,960
162,000 Park-Ohio Holdings Corp. ................................ 4,255,740
19,100 RWC Inc. † (a) ...................................................... 229,200
1,800 Standex International Corp. .............................. 336,582
13,000 Steel Partners Holdings LP † ............................. 553,280
121,000 Tredegar Corp. † ................................................. 929,280
100,500 Twin Disc Inc. .................................................... 1,180,875
32,285,768

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2024 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Educational Services — 0 .7%
59,800 Universal Technical Institute Inc. † ................... $ 1,537,458
Electronics — 5 .3%
72,000 Arlo Technologies Inc. † ..................................... 805,680
3,250 Badger Meter Inc. .............................................. 689,390
16,470 Bel Fuse Inc. , Cl. A ............................................. 1,483,617
68,200 CTS Corp. ........................................................... 3,596,186
11,200 Daktronics Inc. † ................................................. 188,832
30,000 IMAX Corp. † ...................................................... 768,000
30,000 Kimball Electronics Inc. † ................................... 561,900
1,600 Mesa Laboratories Inc. ...................................... 210,992
1,690 Methode Electronics Inc. ................................... 19,925
4,400 Napco Security Technologies Inc. ..................... 156,464
38,000 Stoneridge Inc. † ................................................. 238,260
46,200 Ultra Clean Holdings Inc. † ............................... 1,660,890
111,000 Ultralife Corp. † .................................................. 826,950
45,012 Vishay Precision Group Inc. † ........................... 1,056,432
12,263,518
Energy and Utilities: Natural Gas — 0 .9%
95,130 RGC Resources Inc. ........................................... 1,908,308
3,500 Unitil Corp. ........................................................ 189,665
2,097,973
Energy and Utilities: Services — 0 .5%
190,000 Alvopetro Energy Ltd. ...................................... 679,398
24,000 Dawson Geophysical Co. .................................. 31,440
58,000 RPC Inc. .............................................................. 344,520
6,500 Subsea 7 SA , ADR .............................................. 103,122
1,158,480
Energy and Utilities: Water — 2 .1%
31,320 Artesian Resources Corp. , Cl. A ....................... 990,339
8,000 Cadiz Inc. † .......................................................... 41,600
21,000 California Water Service Group ....................... 951,930
37,000 Consolidated Water Co. Ltd. ............................ 957,930
28,000 Energy Recovery Inc. † ....................................... 411,600
5,000 Middlesex Water Co. ......................................... 263,150
36,660 The York Water Co. ............................................ 1,199,515
4,816,064
Entertainment — 0 .2%
43,307 Borussia Dortmund GmbH & Co. KGaA ........ 140,859
1,183 Canterbury Park Holding Corp. ....................... 24,855
53,000 Sportech plc † (a) ................................................. 55,734
2,500 TKO Group Holdings Inc. † ............................... 355,275
576,723
Environmental Control — 0 .5%
12,000 Casella Waste Systems Inc. , Cl. A † ................... 1,269,720
Equipment and Supplies — 5 .3%
7,000 AZZ Inc. ............................................................. 573,440
95,690 Core Molding Technologies Inc. † ..................... 1,582,713
7,500 Federal Signal Corp. .......................................... 692,925
19,000 Interpump Group SpA ...................................... 839,598
34,200 Maezawa Kyuso Industries Co. Ltd. ................ 292,562
50,000 Pitney Bowes Inc. ............................................... 362,000
173,460 The Eastern Co. .................................................. 4,603,628
49,000 The Gorman-Rupp Co. ...................................... 1,858,080
16,000 The Manitowoc Co. Inc. † .................................. 146,080
86,300 Titan Machinery Inc. † ........................................ 1,219,419
Shares
Market
Value
32,500 TransAct Technologies Inc. † ............................. $ 132,925
12,303,370
Financial Services — 14 .6%
1,300 Ameris Bancorp ................................................. 81,341
20,000 Atlantic American Corp. ................................... 30,000
23,400 Atlantic Union Bankshares Corp. ..................... 886,392
3,000 Bank7 Corp. ........................................................ 139,980
5,660 Berkshire Hills Bancorp Inc. ............................. 160,914
2,000 Burke & Herbert Financial Services Corp. ....... 124,720
6,500 Cadence Bank .................................................... 223,925
75,500 Capital City Bank Group Inc. ........................... 2,767,075
3,500 Capitol Federal Financial Inc. ........................... 20,685
13,000 Citizens & Northern Corp. ................................ 241,800
5,000 ConnectOne Bancorp Inc. ................................. 114,550
19,600 Crazy Woman Creek Bancorp Inc. ................... 735,000
2,000 Eagle Bancorp Inc. ............................................. 52,060
160 Farmers & Merchants Bank of Long Beach ..... 912,000
40,000 Farmers National Banc Corp. ........................... 568,800
20,000 First Internet Bancorp ........................................ 719,800
235,000 Flushing Financial Corp. ................................... 3,355,800
71,000 FNB Corp. .......................................................... 1,049,380
26,000 FS Bancorp Inc. .................................................. 1,067,560
10 Guaranty Corp. , Cl. A † (a) ................................. 27,500
14,000 Hanover Bancorp Inc. ........................................ 322,770
9,030 Hope Bancorp Inc. ............................................. 110,979
66,791 I3 Verticals Inc. , Cl. A † ...................................... 1,538,865
15,500 ICC Holdings Inc. † ............................................ 360,530
20,800 KKR & Co. Inc. ................................................... 3,076,528
55,000 Legacy Housing Corp. † ..................................... 1,357,400
700 LendingTree Inc. † .............................................. 27,125
78,000 Medallion Financial Corp. ................................ 732,420
4,000 Northrim BanCorp Inc. ..................................... 311,760
8,500 Pacific Premier Bancorp Inc. ............................. 211,820
15,000 Primis Financial Corp. ....................................... 174,900
25,530 Renasant Corp. ................................................... 912,697
17,000 Sandy Spring Bancorp Inc. ................................ 573,070
3,000 Seacoast Banking Corp. of Florida ................... 82,590
3,600 Security National Corp. ..................................... 532,782
59,400 Silvercrest Asset Management Group Inc. ,
Cl. A ................................................................. 1,092,366
22,000 Southern First Bancshares Inc. † ........................ 874,500
4,600 Southside Bancshares Inc. ................................. 146,096
1,300 SouthState Corp. ................................................ 129,324
21,000 Sprott Inc. ........................................................... 884,879
60,000 Stellar Bancorp Inc. ............................................ 1,701,000
4,500 Territorial Bancorp Inc. ..................................... 43,785
5,500 Thomasville Bancshares Inc. ............................. 390,500
4,500 Towne Bank ....................................................... 153,270
4,620 TrustCo Bank Corp. NY .................................... 153,892
7,400 United Bankshares Inc. ..................................... 277,870
44,000 Valley National Bancorp ................................... 398,640
31,300 Value Line Inc. ................................................... 1,652,640
33,280 Washington Trust Bancorp Inc. ........................ 1,043,328
60,000 Waterstone Financial Inc. .................................. 806,400
68,000 Western New England Bancorp Inc. ................ 625,600
90,000 Wright Investors' Service Holdings Inc. † ........ 17,550
33,997,158
Food and Beverage — 3 .6%
41,610 Andrew Peller Ltd. , Cl. A .................................. 119,841
13,000 BellRing Brands Inc. † ........................................ 979,420
1,500 Bridgford Foods Corp. † .................................... 15,765
76,500 Calavo Growers Inc. .......................................... 1,950,750

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2024 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
25,000 ChromaDex Corp. † ............................................ $ 132,625
110,000 Corby Spirit and Wine Ltd. , Cl. A .................... 959,616
262,200 Crimson Wine Group Ltd. † .............................. 1,664,970
363,809 Farmer Brothers Co. † ........................................ 654,856
1,350 Hanover Foods Corp. , Cl. A .............................. 78,894
450 Hanover Foods Corp. , Cl. B .............................. 27,900
40,000 Iwatsuka Confectionery Co. Ltd. ...................... 660,460
500 J & J Snack Foods Corp. ..................................... 77,565
8,100 Lifeway Foods Inc. † ........................................... 200,880
3,500 Scheid Vineyards Inc. , Cl. A † ............................ 16,625
4,000 T. Hasegawa Co. Ltd. ........................................ 78,935
235,200 Tingyi (Cayman Islands) Holding Corp. ......... 306,467
207,400 Vitasoy International Holdings Ltd. ................ 271,846
23,000 Willamette Valley Vineyards Inc. † .................... 77,050
8,274,465
Health Care — 5 .0%
45,000 Accuray Inc. † ..................................................... 89,100
4,500 Boiron SA ........................................................... 124,924
7,900 CareDx Inc. † ....................................................... 169,139
1,800 Collegium Pharmaceutical Inc. † ....................... 51,570
8,315 Cutera Inc. † ........................................................ 2,934
35,142 Electromed Inc. † ................................................ 1,038,446
54,000 Exelixis Inc. † ...................................................... 1,798,200
192,000 InfuSystem Holdings Inc. † ................................ 1,622,400
4,854 LeMaitre Vascular Inc. ....................................... 447,248
186,160 Neogen Corp. † ................................................... 2,259,982
53,100 NeoGenomics Inc. † ............................................ 875,088
5,000 Neuronetics Inc. † ............................................... 8,050
1,500 Omnicell Inc. † .................................................... 66,780
150,000 OPKO Health Inc. † ............................................ 220,500
21,000 Option Care Health Inc. † .................................. 487,200
20,200 Orthofix Medical Inc. † ....................................... 352,692
2,500 QuidelOrtho Corp. † .......................................... 111,375
900 STERIS plc .......................................................... 185,004
54,161 United-Guardian Inc. ........................................ 522,654
1,000 Utah Medical Products Inc. ............................... 61,470
2,000 Zealand Pharma A/S † ........................................ 198,772
74,000 Zimvie Inc. † ....................................................... 1,032,300
11,725,828
Hotels and Gaming — 5 .7%
10,000 Caesars Entertainment Inc. † ............................. 334,200
800 Churchill Downs Inc. ........................................ 106,832
1,202,119 Full House Resorts Inc. † .................................... 4,904,646
50,000 Gambling.com Group Ltd. † .............................. 704,000
20,000 Genius Sports Ltd. † ........................................... 173,000
101,500 Golden Entertainment Inc. ................................ 3,207,400
227,000 Inspired Entertainment Inc. † ............................ 2,054,350
84,800 The Marcus Corp. .............................................. 1,823,200
13,307,628
Machinery — 4 .4%
97,500 Astec Industries Inc. .......................................... 3,276,000
4,400 DMG Mori AG ................................................... 207,377
270,000 Gencor Industries Inc. † ..................................... 4,765,500
9,900 Tennant Co. ........................................................ 807,147
8,020 The Middleby Corp. † ........................................ 1,086,309
10,142,333
Manufactured Housing and Recreational Vehicles — 2 .0%
300 Cavco Industries Inc. † ....................................... 133,869
4,300 Champion Homes Inc. † ..................................... 378,830
Shares
Market
Value
100,150 Nobility Homes Inc. .......................................... $ 3,304,950
19,500 Winnebago Industries Inc. ................................ 931,710
4,749,359
Metals and Mining — 0 .1%
18,000 Osisko Gold Royalties Ltd. ............................... 325,952
400,000 Tanami Gold NL † .............................................. 7,428
333,380
Paper and Forest Products — 0.0%
50 Keweenaw Land Association Ltd. † .................. 1,750
Publishing — 0 .4%
8,700 DallasNews Corp. .............................................. 64,641
15,100 Lee Enterprises Inc. † ......................................... 223,178
300,000 The E.W. Scripps Co. , Cl. A † ............................. 663,000
950,819
Real Estate — 2 .2%
112,000 AmBase Corp. † .................................................. 35,840
117,300 Capital Properties Inc. , Cl. A ............................ 1,211,709
28,000 DREAM Unlimited Corp. , Cl. A ....................... 430,874
35,000 FRP Holdings Inc. † ............................................ 1,072,050
18,329 Gyrodyne LLC † ................................................. 173,392
170,500 Reading International Inc. , Cl. A † .................... 225,060
74,530 Reading International Inc. , Cl. B † ..................... 588,787
2,508 Royalty LLC † (a) ................................................. 319
85,000 Tejon Ranch Co. † ............................................... 1,351,500
36,000 Trinity Place Holdings Inc. † ............................. 2,409
5,091,940
Restaurants — 2 .7%
51,000 Denny's Corp. † .................................................. 308,550
77,400 Nathan's Famous Inc. ........................................ 6,084,414
6,392,964
Retail — 1 .5%
105,000 Arko Corp. ......................................................... 691,950
14,500 Big 5 Sporting Goods Corp. .............................. 25,955
23,000 Lands' End Inc. † ................................................ 302,220
49,100 Movado Group Inc. ........................................... 966,288
12,000 Natural Grocers by Vitamin Cottage Inc. ........ 476,640
62,200 Sportsman's Warehouse Holdings Inc. † .......... 166,074
30,500 Village Super Market Inc. , Cl. A ....................... 972,645
3,601,772
Semiconductors — 0 .4%
70,484 SkyWater Technology Inc. † ............................... 972,679
Specialty Chemicals — 1 .6%
6,400 Hawkins Inc. ...................................................... 785,088
3,500 Minerals Technologies Inc. ................................ 266,735
97,000 Navigator Holdings Ltd. ................................... 1,488,950
10,800 Neo Performance Materials Inc. ....................... 60,031
66,900 The General Chemical Group Inc. † (a) ............. 0
185,285 Treatt plc ............................................................. 1,129,637
3,730,441
Telecommunications — 0 .5%
36,000 A10 Networks Inc. ............................................. 662,400
6,500 Frequency Electronics Inc. ................................ 120,380
2,306 NETGEAR Inc. † ................................................. 64,268
30,000 Nuvera Communications Inc. † ......................... 304,800
800 Preformed Line Products Co. ........................... 102,232

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2024 (Unaudited)

__________
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications (Continued)
2,400 Shenandoah Telecommunications Co. ............. $ 30,264
1,284,344
TOTAL COMMON STOCKS ......................... 232,568,442
PREFERRED STOCKS — 0 .1%
Automotive: Parts and Accessories — 0 .1%
6,300 Jungheinrich AG ................................................ 167,453
RIGHTS — 0.0%
Energy and Utilities: Services — 0.0%
85,500 Pineapple Energy Inc. , CVR † ............................ 60,295
Health Care — 0.0%
25,000 Paratek Pharmaceuticals Inc. , CVR † ................ 500
Metals and Mining — 0.0%
60,000 Pan American Silver Corp. , CVR † .................... 22,200
TOTAL RIGHTS ............................................... 82,995
WARRANTS — 0.0%
Diversified Industrial — 0.0%
47,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † ..... 4,230
Health Care — 0.0%
8,737 Option Care Health Inc. , Cl. A , expire
06/30/25 † ......................................................... 8,176
8,737 Option Care Health Inc. , Cl. B , expire
06/20/25 † ......................................................... 2,463
10,639
TOTAL WARRANTS ....................................... 14,869
TOTAL MISCELLANEOUS
INVESTMENTS — 0 .1% (c) .......................... 168,922
TOTAL INVESTMENTS — 100.0%
(Cost $ 137,665,325 ) ......................................... $ 233,002,681
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c) Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
† Non-income producing security.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt